Income Tax - Summary of Tax Benefit/(Charge) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ 9	£ (5)	£ 5
Fair value gain on other financial assets	(4)
Remeasurement of retirement benefit obligations	(42)	58	(24)
Tax benefit/(charge) recognised in other comprehensive income	£ (37)	£ 53	£ (19)